Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Common shares, par value Euro0.10 per share
Amount Registered | shares	123,134,069
Proposed Maximum Offering Price per Unit | $ / shares	3.79
Maximum Aggregate Offering Price	$ 466,678,121.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,448.25
Offering Note

(1)
With respect to this secondary offering, this prospectus supplement registers 123,134,069 common shares to be sold by the selling securityholders named therein. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this prospectus supplement also relates to an indeterminate number of additional common shares that may be issued with respect to such common shares by way of stock splits, stock dividends, reclassifications or similar transactions.

(2)
Estimated solely purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a common share as reported on the Nasdaq Global Market on December 1, 2025, which date is a date within five business days of the filing date of this prospectus supplement.